PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Impairment of fixed assets
Depreciation	3,251,711		$ 3,375,875	$ 3,025,686
Cathay Bank [Membeer]
Property, Plant and Equipment [Line Items]
Secured loans	900,000
Dongguan Rural Commercial Bank [Member]
Property, Plant and Equipment [Line Items]
Long-term bank loans borrowed	4,600,000
Secured loans	4,800,000
Dongguan Jiasheng [Member]
Property, Plant and Equipment [Line Items]
Estimated budgeted costs	36,300,000	¥ 263,500,000
Payments to acquire assets	36,100,000	261,700,000
Dongguan Jiasheng [Member] | Warehouse Construction [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire assets	300,000	1,800,000
Dogness Culture [Member]
Property, Plant and Equipment [Line Items]
Estimated budgeted costs	$ 300,000	¥ 2,200,000